Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Which are Measured at Fair Value on a Recurring Basis

The following table sets forth the Company’s assets and liabilities which are measured at fair value on a recurring basis:

	Successor
	June 30, 2026
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Current:
Commodity derivatives	$—	$61,747	$—	$61,747
Noncurrent:
Commodity derivatives	—	26,141	—	26,141

Liabilities
Current:
Commodity derivatives	—	(18,138)	—	(18,138)
Noncurrent:
Earnout shares	—	—	(17,772)	(17,772)
Commodity derivatives	—	(17,141)	—	(17,141)
Series A embedded derivative (a)	—	—	—	—
Total, net	$—	$52,609	$(17,772)	$34,837

(a)	The Company identified embedded features within the Series A Redeemable Preferred Stock requiring bifurcation under ASC 815-15. The fair value of the compound embedded derivative was determined to be $0 as of June 30, 2026, and accordingly was not recorded. The embedded derivative will be remeasured each reporting period.
	Predecessor
	December 31, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Current:
Commodity derivatives	$—	$9,661	$—	$9,661
Noncurrent:
Commodity derivatives	—	6,810	—	6,810

Liabilities
Current:
Commodity derivatives	—	(17,126)	—	(17,126)
Noncurrent:
Commodity derivatives	—	(13,544)	—	(13,544)
Total, net	$—	$(14,199)	$—	$(14,199)

Schedule of Assumptions	The following assumptions were used at each valuation date:
	Successor	Successor
	June 30, 2026	March 4, 2026
Stock price	$12.16	$11.05
Risk-free interest rate	4.10%	3.60%
Expected term (in years)	4.7	5.0
Expected volatility	55.00%	55.00%
Dividend yield	13.50%	13.50%

Schedule of Reconciliation for the Change in Fair Value

The following table provides a reconciliation for the change in fair value of the Earnout Shares categorized within Level 3 of the fair value hierarchy:

(in thousands)	Earnout Liabilities
Fair value as of March 4, 2026	$14,896
Change in fair value	2,876
Fair value as of June 30, 2026	$17,772